Share Capital (Details) - $ / shares	Dec. 31, 2019	Sep. 27, 2019
Share Capital (Textual)
Authorized share capital	500,000,000	500,000,000
Ordinary par value		$ 0.0001
Share subscription receivable	$ 0.0001